LOANS, FINANCING AND DEBENTURES - Relevant transactions entered in the period (Details) - Relevant transactions entered into the period - BNDES - BNDES - TLP - BRL (R$) R$ in Thousands	Mar. 29, 2022	Jan. 29, 2022
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 243,000
Interest rate basis	Long-Term Rate ("TLP"), plus fixed interest of 2.33% p.a
Basis spread (as a percent)	2.33%
Grace period		2 years